Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Significant Related Party Transactions
b)
Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate
Daypower Energy	Associate
Siliconware Precision Industries Co., Ltd. (“SPIL”)	Entity that has significant influence over the Company

c)
Significant related party transactions
(a)
Payable to equipment suppliers

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Daypower Energy	—	58,549
(b)
Acquisition of property, plant and equipment

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
SPIL	—	—	35,261

Key Management Personnel Compensation
d)
Key management personnel compensation

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	243,405	211,620	176,702
Post-employment compensation	2,156	2,197	2,158
	245,561	213,817	178,860